Share Capital- Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 7,931	$ 7,848
Share-based compensation in contributed surplus	3,686	7,295
Equity Reserves, Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation in contributed surplus	3,686	7,295
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,091	2,925
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	3,158	4,124
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,087	734
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,595	$ 65